EDGAR

January 5, 2001

U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Filing Pursuant to Rule 497(j)
        John Hancock California Tax-Free Income Fund
         John Hancock California Tax-Free Income Fund

CERTIFICATE UNDER RULE 497(j)

       File Nos. 33-31675; 811-5979

Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the form of Prospectus and Statement of Additional Information dated January 1, 2001 for the above-captioned registrant that would have been filed under paragraph (b) or (c) of Rule 497(j) does not differ from that contained in the most recent registration statement amendment and the text of the most recent registration statement that has been filed electronically.

                                    Sincerely,


                                    /s/Joan O'Neill
                                    ---------------
                                    Joan O'Neill
                                    Senior Paralegal
                                    State and Federal Compliance